Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	14 Months Ended	33 Months Ended	54 Months Ended	59 Months Ended	60 Months Ended	68 Months Ended	91 Months Ended	95 Months Ended	99 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
C000194706
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 100 ETF
C000248596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 500 ETF
C000176728
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Corporate Bond ETF
C000223048
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Momentum ETF
C000237005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Fidelis Multi Factor ETF
C000176729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Global Hope ETF
C000214760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire International ETF
C000176730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Small/Mid Cap ETF
C000220340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Tactical Balanced ETF
Without Sales Load [Member] | C000194706
Average Annual Return [Line Items]
Average Annual Return, Percent	(6.04%)	6.14%					10.50%		9.87%
Without Sales Load [Member] | C000248596
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.73%)	13.13%	9.67%
Without Sales Load [Member] | C000176728
Average Annual Return [Line Items]
Average Annual Return, Percent	2.02%	6.63%					0.94%			1.84%
Without Sales Load [Member] | C000223048
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.06%)	6.50%			7.34%
Without Sales Load [Member] | C000237005
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.98%)	5.64%		10.25%
Without Sales Load [Member] | C000176729
Average Annual Return [Line Items]
Average Annual Return, Percent	1.46%	8.16%					12.81%				8.80%
Without Sales Load [Member] | C000214760
Average Annual Return [Line Items]
Average Annual Return, Percent	12.22%	13.07%					13.09%	9.86%
Without Sales Load [Member] | C000176730
Average Annual Return [Line Items]
Average Annual Return, Percent	(15.37%)	(2.09%)					12.01%				6.51%
Without Sales Load [Member] | C000220340
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.31%)	5.02%				5.42%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg Intermediate Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Corporate Index
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P Global 1200 (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 Index
S&P International 700 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P International 700 TR
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Inspire 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 100 Index
Average Annual Return, Percent	(5.87%)	6.53%					11.55%		10.66%
Inspire 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire 500 Index
Average Annual Return, Percent	(1.77%)	13.20%	9.74%
Inspire Corporate Bond Impact Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Corporate Bond Impact Index
Average Annual Return, Percent	2.28%	7.04%					1.78%			3.03%
Bloomberg U.S. Intermediate Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Credit Index
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	(10.15%)	2.17%			8.44%
WI Fidelis Multi-Cap, Multi-Factor Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WI Fidelis Multi-Cap, Multi-Factor Index
Average Annual Return, Percent	(5.31%)	6.84%		11.57%
MSCI ACWI Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Inspire Global Hope Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Global Hope Index
Average Annual Return, Percent	2.04%	9.34%					13.44%				9.35%
Inspire International NTR Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire International NTR Index
Average Annual Return, Percent	12.50%	13.82%					12.13%	8.94%
Inspire Global Hope Ex-US GTR Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Global Hope Ex-US GTR Index
Inspire Small/MidCap Impact EW Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inspire Small/Mid Cap Index
Average Annual Return, Percent	(15.28%)	(1.69%)					13.51%				7.57%
S&P SmallCap 600 Equal Weight Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
S&P Target Risk Moderate Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index
Average Annual Return, Percent	1.74%	8.68%				4.61%